Related Party Transactions - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended					3 Months Ended								12 Months Ended
	Jul. 22, 2020	Jun. 03, 2020	Jun. 02, 2020	Jun. 30, 2020	May 31, 2020	Mar. 31, 2020	Sep. 30, 2019	Nov. 30, 2018	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2018
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party																	$ 15,100	$ 14,100
Options granted (in shares)																	1,582,496	14,553,811	25,791,263
Stock-based compensation expense																	$ 137,991	$ 4,858	$ 3,843
Granted (in dollars per share)																	$ 5.31	$ 1.14	$ 1.05
Weighted average grant date fair value (in dollars per share)																	$ 6.92	$ 0.75	$ 0.39
Options, weighted average remaining contractual term																	7 years 9 months 25 days	8 years 9 months 10 days	9 years 6 months 14 days	9 years 4 months 6 days
Stock repurchased during the period (in shares)								983,699
Shares repurchased, price per share (in dollars per share)								$ 4.23
Stock repurchased during the period								$ 4,200
Notes receivable, related parties								2,500
Related party transaction, amounts of transaction								300
Stock issued during period (in shares)							25,661,448
Sale of stock, consideration received on transaction, license value							$ 50,000
Sale of stock, consideration received on transaction, value of in-kind services							100,000
Series D redeemable convertible preferred stock in exchange for licensed technology (in shares)																	5,132,289	5,953,515
Issuance of Series D redeemable convertible preferred stock for in-kind contribution, gross																	$ 92,000	$ 8,000
Issuance of redeemable convertible preferred stock, net of issuance costs (in shares)	22,877,806																	5,132,291
Issuance of Series D redeemable convertible preferred stock for in-kind contribution (in shares)																	9,443,353
Less: Premium on repurchase of redeemable convertible preferred stock									$ 0	$ 0	$ 13,407	$ 0	$ 16,816	$ 0	$ 0	$ 0	$ 13,407	$ 16,816	$ 166
Series D Preferred Stock
Related Party Transaction [Line Items]
Stock issued during period (in shares)																	5,132,291
Sale of stock, consideration received on transaction, value of in-kind services																	$ 50,000
Sale of stock, consideration received on transaction							$ 100,000											50,000
Convertible preferred stock per share (in usd per share)							$ 8.77							$ 8.77
Series B Preferred Stock
Related Party Transaction [Line Items]
Payments for repurchase of preferred stock and preference stock								4,200
M&M Residual, LLC
Related Party Transaction [Line Items]
Stock repurchased during the period (in shares)		7,000,000
Shares repurchased, price per share (in dollars per share)			$ 10.00
Performance Shares
Related Party Transaction [Line Items]
Options granted (in shares)																	0
Chief Executive Officer
Related Party Transaction [Line Items]
Accounts receivable, related parties, current									0				50				$ 0	50
Chief Executive Officer | Reissued Performance Stock
Related Party Transaction [Line Items]
Options granted (in shares)					180,153														6,005,139
Stock-based compensation expense				$ 7,200
Chief Executive Officer | Performance Shares
Related Party Transaction [Line Items]
Granted (in dollars per share)																	$ 1.39
Weighted average grant date fair value (in dollars per share)																	$ 1.20
Options, weighted average remaining contractual term																	6 years 5 months 1 day
Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties									2,800				600				$ 2,800	600
Shares repurchased, price per share (in dollars per share)						$ 2,850,930	$ 9.74
Stock repurchased during the period						$ 25,000
Accrued expenses with related parties													500					500
Affiliated Entity | Series D Preferred Stock
Related Party Transaction [Line Items]
Percentage of financing redeemed							5.00%							5.00%							5.00%
Affiliated Entity | Series B Preferred Stock
Related Party Transaction [Line Items]
Temporary equity repurchased (in shares)							3,575,750
Temporary equity repurchased, price per share (in usd per share)							$ 8.77
Share price as percentage of financing							90.00%							90.00%
Temporary equity repurchased and retired during period, value							$ 31,400
Former Executive Chairman
Related Party Transaction [Line Items]
Payments for repurchase of preferred stock and preference stock								$ 1,400
Aircraft Charter | Chief Executive Officer
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party																	1,600	200	$ 0
Accounts payable, related parties									0				30				0	30
Prepaid In-Kind Services | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party																	45,700	8,000
Due from Related Parties									$ 46,300				$ 0				$ 46,300	$ 0
Related Party Research And Development Expense | Affiliated Entity
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party																			$ 0